Common Stock Equivalents Excluded in Calculation of Diluted (Loss) Earning Per Share (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Series A, B, and C Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	13,094,663	13,094,663	13,094,663	13,094,663	13,094,663	13,094,663
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	2,360,333	2,065,513	2,360,000	2,061,135	2,132,194
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities excluded from computation of earnings per share	5,079,699		5,065,015		834,106